INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2021	2020	2019
Domestic	$(11,098)	$1,241	$(6,689)
Foreign	863	(853)	257
Total income (loss) before income taxes	$(10,235)	$388	$(6,432)

Schedule of Components of Income Tax Expense (Benefit)
Income taxes are comprised as follows:

	Year ended December 31,
	2021	2020	2019
Current income tax provision (benefit):
Domestic	(8)	96	25
Foreign	1,245	1,104	877
Total current income tax (benefit) provision	$1,237	$1,200	$902

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the U. S. statutory income tax rate to the Company’s effective income tax rate for continuing operations is as follows:

	Year ended December 31,
	2021	2020	2019
Income (loss) before income taxes
Domestic	$(11,098)	$1,241	$(6,689)
Foreign	863	(853)	257
Total income (loss) before income taxes	(10,235)	388	(6,432)

US statutory rate	21%	21%	21%
Income taxed computed at U. S. federal
statutory rate	(2,149)	81	(1,351)
Foreign rate differential	(14)	(155)	(52)
State and local income taxes	(359)	207	(464)
Non-deductible expenses	81	40	114
Share-based compensation	(118)	100	98
GILTI	308	—	261
Change in valuation allowance	1,493	159	1,661
Tax credits	(338)	(469)	(301)
Changes in uncertain tax positions	881	956	880
Foreign currency adjustment	(22)	187	22
Withholding tax	266	113	73
162m Addback	538	—	—
Transaction Costs	578	—	—
Warrants - MTM	160	(5)	5
Tax Inflation Adjustment	185	—	—
Tax Impact of Tax Rate Changes	111	(33)	(61)
Other	(364)	19	17
Total income tax provision	$1,237	$1,200	$902
Effective income tax rate	(12)%	309%	(14)%

Schedule of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and deferred tax liabilities consisted of the following:

	December 31,
	2021	2020
Deferred tax assets
Loss carryforwards	$10,201	$9,131
Tax credits	1,128	891
Interest limitation carryforwards	25	—
Accrued expenses	597	716
Share-based compensation	127	106
Fixed assets and intangibles	180	176
Other	187	164
Total deferred tax assets, gross	12,445	11,184
Valuation allowance	(12,445)	(11,184)
Total deferred tax assets, net	—	—

Summary of Operating Loss Carryforwards
The Company’s gross NOLs for tax return purposes are as follows:

	Year ended December 31,
	2021	2020
Domestic NOLs (federal)	36,817	32,948
Domestic NOLs (state and local)	36,245	29,567
Foreign NOLs	1,136	1,740
Total	74,198	64,255

Schedule of Unrecognized Tax Benefits Roll Forward
The Company’s unrecognized tax benefits are reconciled as follows:

	December 31,
	2021	2020
Gross unrecognized tax benefits as of January 1	2,373	1,438
Increases - prior year tax positions	508	—
Decreases - prior year tax positions	(410)	—
Increases - current year tax positions	691	935
Gross unrecognized tax benefits as of December 31	3,162	2,373